RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following is a summary of the activity on these borrower relationships (in thousands):

2014
Beginning balance	$2,713
New loans and advances	0
Change in status	(467)
Payments	(240)
Ending balance	$2,006